NATURE OF OPERATIONS: (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 20, 2020	Feb. 28, 2019	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Restructuring Cost and Reserve [Line Items]
Severance expense				$ (3,138)	$ (442)
Number of ordinary shares represented by each ADS (in shares)		5		5
Ordinary shares, par value (in dollars per share)		$ 0	$ 0	$ 0	$ 0	$ 0
Accumulated deficit			$ 114,900	$ 114,900
Discontinuation of external clinical development
Restructuring Cost and Reserve [Line Items]
Discontinuation costs	$ 1,030		1,030
Severance-Related
Restructuring Cost and Reserve [Line Items]
Severance expense			$ 500	$ (336)	$ (35)